Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Cost (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 21,315,600	$ 23,872,644
Interest cost	1,045,055	668,720
Actuarial (gain) loss	3,687,960	(2,575,030)
Benefits paid	(1,073,273)	(650,734)
Benefit obligation at end of year	24,975,342	21,315,600
Change in plan assets:
Fair value of plan assets at beginning of year	18,427,757	16,661,125
Actual return on plan assets	1,654,416	1,457,366
Employer contributions	825,000	960,000
Benefits paid	(1,073,273)	(650,734)
Fair value of plan assets at end of year	19,833,900	18,427,757
Funded status	(5,141,442)	(2,887,843)
Unrecognized net actuarial loss	7,634,982	4,794,177
Net amount recognized as prepaid benefit cost	2,493,540	1,906,334
Components of net periodic benefit cost:
Interest cost	1,045,055	668,720
Expected return on plan assets	(1,197,674)	(1,192,584)
Amortization of net (gain) loss	390,413	772,646
Net periodic benefit cost	237,794	248,782
Accumulated benefit obligation	$ 24,975,342	$ 21,315,600